Pay vs Performance Disclosure	1 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended
	Jan. 23, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compen- sation Table Total for First PEO1 2	Summary Compen- sation Table Total for Second PEO[1] [2]	Compen- sation Actually Paid to First PEO[3]	Compen- sation Actually Paid to Second PEO[3]	Average Summary Compen- sation Table Total for non-PEO NEOs[4]	Average Compen- sation Actually Paid to non-PEO NEOs[5]	Value of Initial Fixed $100 Investment Based on:		Net Income[8]	Company- Selected Financial Measure: Adjusted Earnings Per Share[9]
							Company Total Share- holder Return[6]	Peer Group Total Share- holder Return[7]
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$7,918,150	N/A	$10,548,321	N/A	$1,892,698	$2,272,785	$152.17	$129.40	$312,994	$6.80
2024	11,702,922	N/A	16,368,170	N/A	2,174,490	2,738,132	131.43	124.82	60,258	4.43
2023	6,648,238	N/A	7,647,637	N/A	1,427,590	1,452,494	108.62	107.12	171,891	3.85
2022	8,052,476	N/A	7,889,221	N/A	1,691,250	1,640,899	101.36	113.76	315,228	3.13
2021	23,622,960	$1,196,558	22,378,121	$1,161,996	1,696,160	1,553,822	101.26	139.01	235,218	4.78

Named Executive Officers, Footnote	For 2025, 2024, 2023 and 2022, Rob C. Holmes served as the sole principal executive officer (“PEO”) of the Company. For 2021, Rob C. Holmes (first PEO) and Larry L. Helm (second PEO) each served as PEOs for a portion of the year, Mr. Holmes from January 24, 2021 to December 31, 2021, and Mr. Helm from January 1, 2021 to January 24, 2021. Mr. Helm, the then Board Chairman, served as interim Chief Executive Officer prior to Mr. Holmes’ election as CEO.
[2] The dollar amounts reported in column (b) are the amounts of total compensation reported for the Company’s PEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – 2025 Summary Compensation Table” of this Proxy Statement and the Company’s proxy statements in 2025, 2024, 2023, and 2022.
				The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (“NEOs”) as a group (excluding persons serving as PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding such PEOs) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025 and 2024, J. Matthew Scurlock, John W. Cummings, David W. Oman and Anna M. Alvarado-Pearce, (ii) for 2023 and 2022, J. Matthew Scurlock, John W. Cummings, Tim J. Storms and Anna M. Alvarado-Pearce; and (iii) for 2021, Julie L. Anderson, Tim J. Storms and Anna M. Alvarado-Pearce.
Peer Group Issuers, Footnote				The peer group used for this purpose is the following published industry index: NASDAQ Bank Index (Bloomberg: CBNK), which is the same industry index used in the Company’s Annual Report on Form 10-K. The NASDAQ Bank Index contains securities of NASDAQ-listed companies classified according to the Industry Classification Benchmark as Banks. They include banks providing a broad range of financial services, including retail banking, loans and money transmissions.
PEO Total Compensation Amount				$ 7,918,150	$ 11,702,922	$ 6,648,238	$ 8,052,476
PEO Actually Paid Compensation Amount				$ 10,548,321	16,368,170	7,647,637	7,889,221
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to the Company’s PEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such PEOs during the applicable year. Adjustments for prior fiscal years are included in the Company’s Notice of Annual Meeting and Proxy Statement for 2025 and 2024. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total reported compensation for 2025 to determine the compensation actually paid:

Year	Name of PEO	Reported Summary Compensation Table Total For PEO	[Less] Reported Value of Equity Awards(a)	[Plus/Minus] Equity Award Adjustments(b)	[Less] Reported Change in the Actuarial Present Value of Pension Benefits(c)	[Plus/Minus] Pension Benefit Adjustments(d)	[Equals] Compensation Actually Paid to PEO
2025	Rob C. Holmes	$7,918,150	$(4,473,537)	$7,103,708	$—	$—	$10,548,321
(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each applicable year.
(b)    The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant, except that the Company’s outstanding 2023 NEO performance-based RSUs granted on February 9, 2023 are calculated using an aggregate performance factor of 80.0%. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Name of PEO	Year End Fair Value of Equity Awards Granted in Current Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	Rob C. Holmes	$5,430,945	$1,308,682	$51,757	$312,324	$—	$—	$7,103,708
(c)    The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(d)    There were no pension benefits adjustments for the years in the table.

Non-PEO NEO Average Total Compensation Amount				$ 1,892,698	2,174,490	1,427,590	1,691,250	$ 1,696,160
Non-PEO NEO Average Compensation Actually Paid Amount				$ 2,272,785	$ 2,738,132	1,452,494	1,640,899	1,553,822
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEOs), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEOs) during the applicable year. Adjustments for prior fiscal years are included in the Company’s Notice of Annual Meeting and Proxy Statement for 2024 and 2023. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding the PEOs) for 2025 to determine the compensation actually paid, using the same methodology described in Note 3 above:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	[Less] Average Reported Value of Equity Awards	[Plus/Minus] Average Equity Award Adjustments(a)	[Less] Average Reported Change in the Actuarial Present Value of Pension Benefits	[Plus/Minus] Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,892,698	$(790,551)	$1,170,638	$—	$—	$2,272,785
(a)     The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in Current Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$970,391	$165,887	$—	$34,360	$—	$—	$1,170,638

Compensation Actually Paid vs. Total Shareholder Return
As demonstrated by the following graph, the amount of compensation actually paid to the PEOs and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding the PEOs) is generally aligned with the Company’s cumulative TSR over the five years presented in the table. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to the PEOs and to the other NEOs is comprised of equity awards. As described in more detail in the section entitled “Compensation Discussion and Analysis”, the Company targets that more than 58% of the value of the PEOs’ total target compensation (and more than 40% of the value of the other NEOs’ total target compensation) is comprised of equity awards, including performance-based and time-based restricted stock units.

Compensation Actually Paid vs. Net Income
As demonstrated by the following graph, the amount of compensation actually paid to the PEOs and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding the PEOs) is generally aligned with the Company’s net income over the five years presented in the graph. For 2024, the CEO received a one-time equity award in connection with the execution of a new employment agreement, which accounts for a portion of the CEO’s higher “Compensation Actually Paid” for that year. As described in more detail in the section entitled “Compensation Discussion and Analysis”, the Company targets that approximately 26% of the value of total compensation awarded to the NEOs consists of amounts determined under the Company short-term annual incentive compensation plan.

Compensation Actually Paid vs. Company Selected Measure
As demonstrated by the following graph, the amount of compensation actually paid to the Company’s PEOs and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding the PEOs) is generally aligned with the Company’s Adjusted Earnings Per Share over the five years presented in the graph. Although the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted Earnings Per Share is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. Earnings Per Share is closely correlated with both of the two financial measures used in the 2025 annual (short-term) incentive plan — Return on Average Assets and Efficiency Ratio — and both of the two financial measures used in the 2025 long-term incentive plan — Average ROTCE and Relative TSR — for performance-based RSUs granted during 2025. While more recently the Company has moved away from utilizing Earnings Per Share as an express performance measure, the Compensation Committee still considers Adjusted Earnings Per Share in setting final overall pay. For more information regarding the information that the Compensation Committee considers when determining compensation, refer to “Compensation Discussion and Analysis”.

Total Shareholder Return Vs Peer Group				TSR is calculated by dividing (a) the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. TSR for each of fiscal 2025, 2024, 2023, 2022, and 2021 is cumulative, reflecting the value of a fixed $100 investment beginning with the market close on December 31, 2020, the last trading day before fiscal 2021, through and including the end of the respective listed fiscal years.
As demonstrated by the following graph, the Company’s cumulative TSR over the five year period presented in the table was $152.17, while the cumulative TSR of the peer group presented for this purpose, the NASDAQ Bank Index, was $129.40 over the same period. The Company’s cumulative TSR outperformed the NASDAQ Bank Index during three of the last five years presented in the table, representing the Company’s financial performance as compared to the companies comprising the NASDAQ Bank Index peer group. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Compensation Discussion and Analysis”.

Total Shareholder Return Amount				$ 152.17	$ 131.43	108.62	101.36	101.26
Peer Group Total Shareholder Return Amount				129.40	124.82	107.12	113.76	139.01
Net Income (Loss)				$ 312,994,000	$ 60,258,000	$ 171,891,000	$ 315,228,000	$ 235,218,000
Company Selected Measure Amount | $ / shares				6.80	4.43	3.85	3.13	4.78
PEO Name	Larry L. Helm	Larry L. Helm	Rob C. Holmes	Rob C. Holmes	Rob C. Holmes	Rob C. Holmes	Rob C. Holmes
Additional 402(v) Disclosure				The dollar amounts reported represent the amount of net income available to common stockholders as reflected in the Company’s audited financial statements for the applicable year (in thousands).
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description				Adjusted Earnings Per Share (Adjusted EPS) is a non-GAAP financial measure used by the Company that is defined as fully diluted GAAP earnings per common share as reflected in the Company’s audited financial statements for the applicable year excluding certain items the Company does not believe are indicative of ordinary results of operations. A reconciliation of Adjusted EPS to the most directly comparable GAAP measure, Diluted Earnings Per Share, is presented in Annex A to this Proxy Statement. Although the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EPS is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.
Holmes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount								$ 23,622,960
PEO Actually Paid Compensation Amount								22,378,121
Helm [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount								1,196,558
PEO Actually Paid Compensation Amount								$ 1,161,996
PEO | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (4,473,537)
PEO | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				7,103,708
Adjustment to Compensation Amount, Equity Awards				7,103,708
PEO | Adjustment, Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Adjustment, Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards				5,430,945
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards				1,308,682
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards				51,757
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards				312,324
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards				0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards				0
Non-PEO NEO | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(790,551)
Non-PEO NEO | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,170,638
Non-PEO NEO | Adjustment, Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Adjustment, Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards				970,391
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards				165,887
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards				0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards				34,360
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards				0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards				$ 0